BUSINESS COMBINATIONS (Details) ¥ in Thousands	Jan. 08, 2010 CNY (¥)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	¥ 3,822
Property, plant and equipment	206,532
Land use rights	32,439
Inventories	11,473
Receivables	400
Payables	(11,728)
Borrowings	(60,000)
Deferred tax liability	(1,156)
Total identified assets	181,782
Goodwill	3,735
Purchase consideration, satisfied in cash	¥ 185,517